Document And Entity Information	Sep. 16, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	GENERATION INCOME PROPERTIES, INC.
Entity Central Index Key	0001651721
Entity Emerging Growth Company	true
Entity File Number	001-40771
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-4427295
Entity Address, Address Line One	401 East Jackson Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	813
Local Phone Number	448-1234
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock par value $0.01 per share
Trading Symbol	GIPR
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	GIPRW